Acquisitions (Details) - Schedule of unaudited pro-forma combined results of operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Acquisitions (Details) - Schedule of unaudited pro-forma combined results of operations [Line Items]
Revenues				$ 2,662,114
Net loss attributable to common shareholders				$ (16,111,758)
Net loss per share (in Dollars per share)				$ (1.54)
Weighted average number of shares outstanding (in Shares)	20,233,585	11,081,354	18,977,745	10,465,815	12,652,470	4,812,153
Plant Camp LLC [Member]
Acquisitions (Details) - Schedule of unaudited pro-forma combined results of operations [Line Items]
Revenues	$ 2,262,295
Net loss attributable to common shareholders	$ (15,781,931)				$ (37,822,820)	$ (27,476,400)
Net loss per share (in Dollars per share)	$ (1.48)				$ (2.99)	$ (5.71)
Weighted average number of shares outstanding (in Shares)	10,690,318				12,652,470	4,812,153
WHE Agency, Inc. [Member]
Acquisitions (Details) - Schedule of unaudited pro-forma combined results of operations [Line Items]
Revenues			$ 3,108,171
Net loss attributable to common shareholders			$ (14,689,511)		$ (37,707,250)	$ (27,235,057)
Net loss per share (in Dollars per share)			$ (0.77)		$ (2.98)	$ (5.66)
Weighted average number of shares outstanding (in Shares)			18,977,745		12,652,470	4,812,153